Indebtedness (Maturities of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate scheduled maturities of long-term debt, excluding current maturities
2013	$ 21.9
2014	22.1
2015	41.3
2016	825.7
2017	0
Thereafter	498.7
Total indebtedness, less current portion	$ 1,409.7	$ 443.0